Lease Obligation Payable (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Leases [Abstract]
2019	$ 32,322	$ 43,096
2020	43,096	43,096
2021	43,096	43,096
2022	10,774	10,774
Total minimum lease payments	129,288	140,062
Less: Amount representing interest	(21,162)	(24,554)
Present value of minimum lease payments	$ 108,126	$ 115,508